SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended
	Apr. 27, 2020	Dec. 31, 2021	Dec. 31, 2020
Interest Rate	1.00%
Ppp Loan		$ 317,328	$ 198,750
Paycheck Protection Program [Member]
Ppp Loan	$ 198,750